Reorganization (Components Of Long-Term Debt) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Liabilities Subject to Compromise, Debt and Accrued Interest	$ 1,198	$ 2,482
Secured Variable And Fixed Rate Indebtedness Due Through 2023 [Member]
Debt Instrument [Line Items]
Liabilities Subject to Compromise, Debt and Accrued Interest	172	1,456
Effective interest rate percentage - minimum	1.00%
Effective interest rate percentage - maximum	13.00%
Debt Instrument, Maturity Date Range, End	2023
6.00% - 8.50% Special Facility Revenue Bonds Due Through 2036 [Member]
Debt Instrument [Line Items]
Liabilities Subject to Compromise, Debt and Accrued Interest	186	186
Debt Instrument, Maturity Date Range, End	2036
Percentage of debt instrument interest rate - minimum	6.00%
Percentage of debt instrument interest rate - maximum	8.50%
6.25 Percent Senior Convertible Notes
Debt Instrument [Line Items]
Liabilities Subject to Compromise, Debt and Accrued Interest	460	460
Percentage of debt instrument, interest rate	6.25%
6.25% Senior Convertible Notes Due 2014 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, End	2014
Percentage of debt instrument, interest rate	6.25%	6.25%
9.00% - 10.20% Debentures Due Through 2021 [Member]
Debt Instrument [Line Items]
Liabilities Subject to Compromise, Debt and Accrued Interest	214	214
Debt Instrument, Maturity Date Range, End	2021
Percentage of debt instrument interest rate - minimum	9.00%
Percentage of debt instrument interest rate - maximum	10.20%
7.88% - 10.55% Notes Due Through 2039 [Member]
Debt Instrument [Line Items]
Liabilities Subject to Compromise, Debt and Accrued Interest	$ 166	$ 166
Debt Instrument, Maturity Date Range, End	2039
Percentage of debt instrument interest rate - minimum	7.88%
Percentage of debt instrument interest rate - maximum	10.55%